Group statement of changes in equity (Parenthetical) - USD ($) $ in Millions	Sep. 01, 2017	Feb. 03, 2016
Coal & Allied Industries Limited [member]
Additional ownership percentage acquired in subsidiary		20.00%
Ownership percentage in subsidiary		100.00%
Ownership interest in subsidiary sold	100.00%
Hunter valley operations [member]
Percentage of ownership interest exchanged in joint venture		32.40%